Depreciation and amortization	12 Months Ended
Mar. 31, 2018
Depreciation and amortisation expense [abstract]
Depreciation and amortization
25.	Depreciation and amortization

Depreciation and amortization comprise the following:

	March 31, 2018	March 31, 2017	March 31, 2016
Depreciation	$1,494,585	$1,662,059	$1,942,305
Amortization	122,533	116,909	119,393
Total	$1,617,118	$1,778,968	$2,061,698